Revenue (Tables)	6 Months Ended
Mar. 31, 2026
Revenue
Schedule of revenue

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000

SKA-Platform™ – provision of services	623	67

Geographical markets
UK	137	67
Other	486	—
	623	67

Schedule of receivables, contract assets and contract liabilities

	31 March	30 September
	2026	2025
	$’000	$’000

Receivables, which are included in trade and other receivables	961	657
Contract liabilities	361	444